Segment Information - Sales from Continuing Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 25, 2016	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Segment Reporting Information [Line Items]
Net Sales Revenue	$ 148,704	$ 73,287	$ 405,747	$ 290,641	$ 249,087
Major Customer One
Segment Reporting Information [Line Items]
Net Sales Revenue			207,230	165,133	125,175
Major Customers Two
Segment Reporting Information [Line Items]
Net Sales Revenue			$ 185,465	$ 111,661	$ 112,745